Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Operating expenses
Salaries	£ 2,250	£ 2,295		£ 2,494
Bonus awards	334	267		232
Temporary and contract costs	234	240		258
Social security costs	328	300		316
Pension costs	363	354		340
- defined benefit schemes	205	215		215
- defined contribution schemes	158	139		125
Other	207	220		238
Staff costs	3,716	3,676	[1]	3,878	[1]
Premises and equipment	1,112	1,133	[1]	1,222	[1]
UK bank levy	101	99		167
Depreciation and amortisation	833	923	[1]	913	[1]
Other administrative expenses	1,925	1,927		1,678
Administrative expenses	3,971	4,082		3,980
Operating expenses	7,687	7,758	[1]	7,858	[1]
Impairment of goodwill	0	85
Depreciation on right of use assets	£ 119	£ 167		£ 209

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.